Average Annual Total Returns - PGIM Absolute Return Bond Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C Ten Years	C SinceInception	C InceptionDate	Z One Year	Z Five Years	Z Ten Years	Z SinceInception	Z InceptionDate	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions SinceInception	Z Return After Taxes on Distributions InceptionDate	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Z Return After Taxes on Distributions and Sale of Fund Shares InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index One Year		ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index Five Years		ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index Ten Years	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index SinceInception		Bloomberg US Aggregate Bond Index One Year	Bloomberg US Aggregate Bond Index Five Years	Bloomberg US Aggregate Bond Index Ten Years	Bloomberg US Aggregate Bond Index SinceInception
Total	(2.95%)	3.12%		2.31%	Mar. 30, 2011	(1.41%)	3.03%		1.90%	Mar. 30, 2011	0.56%	4.07%		2.93%	Mar. 30, 2011	(0.69%)	2.44%		1.53%	Mar. 30, 2011	0.29%	2.46%		1.66%	Mar. 30, 2011	0.53%	4.07%		2.96%	Mar. 30, 2011	1.08%	[1]	1.50%	[1]	[1]	0.92%	[1],[2]	7.51%	4.44%		3.90%	[2]

[1]	The ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index was previously known as the ICE BofAML USD Libor 3-Month CM Index.
[2]	Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.